Shareholder Report, Holdings (Details)	Jun. 30, 2025
Variable Portfolio – Managed Volatility Growth Fund - Class 1 | Long Equity Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.20%
Variable Portfolio – Managed Volatility Growth Fund - Class 1 | Long Foreign Exchange Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Variable Portfolio – Managed Volatility Growth Fund - Class 1 | Long Interest Rate Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Variable Portfolio – Managed Volatility Growth Fund - Class 1 | Short Equity Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.50%
Variable Portfolio – Managed Volatility Growth Fund - Class 1 | Short Foreign Exchange Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Variable Portfolio – Managed Volatility Growth Fund - Class 1 | Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	61.90%
Variable Portfolio – Managed Volatility Growth Fund - Class 1 | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.70%
Variable Portfolio – Managed Volatility Growth Fund - Class 1 | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%
Variable Portfolio – Managed Volatility Growth Fund - Class 1 | Exchange-Traded Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Variable Portfolio – Managed Volatility Growth Fund - Class 1 | Residential Mortgage-Backed Securities Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Variable Portfolio – Managed Volatility Growth Fund - Class 1 | Exchange-Traded Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Variable Portfolio – Managed Volatility Growth Fund - Class 1 | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Variable Portfolio – Managed Volatility Growth Fund - Class 2 | Long Equity Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.20%
Variable Portfolio – Managed Volatility Growth Fund - Class 2 | Long Foreign Exchange Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Variable Portfolio – Managed Volatility Growth Fund - Class 2 | Long Interest Rate Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Variable Portfolio – Managed Volatility Growth Fund - Class 2 | Short Equity Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.50%
Variable Portfolio – Managed Volatility Growth Fund - Class 2 | Short Foreign Exchange Risk [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Variable Portfolio – Managed Volatility Growth Fund - Class 2 | Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	61.90%
Variable Portfolio – Managed Volatility Growth Fund - Class 2 | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.70%
Variable Portfolio – Managed Volatility Growth Fund - Class 2 | Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%
Variable Portfolio – Managed Volatility Growth Fund - Class 2 | Exchange-Traded Equity Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Variable Portfolio – Managed Volatility Growth Fund - Class 2 | Residential Mortgage-Backed Securities Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Variable Portfolio – Managed Volatility Growth Fund - Class 2 | Exchange-Traded Fixed Income Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Variable Portfolio – Managed Volatility Growth Fund - Class 2 | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%